FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Cash	$ 10,920	$ 24,765
Amounts Receivable	656	1,208
Long-term Investments	1,353	$ 3,939
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	10,920
Amounts Receivable	0
Long-term Investments	1,353
Total Financial Assets	12,273
Warrant Liability	0
Total Financial Liabilities	0
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	656
Long-term Investments	0
Total Financial Assets	656
Warrant Liability	0
Total Financial Liabilities	0
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	0
Long-term Investments	0
Total Financial Assets	0
Warrant Liability	(218)
Total Financial Liabilities	$ (218)